Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Operating and Finance Lease Assets and Liabilities
The following table presents supplemental balance sheet information and remaining weighted average lease terms and discount rates.

Supplemental Lease Information

dollars in millions	Classification	December 31, 2023	December 31, 2022
Lease assets:
Operating lease ROU assets	Other assets	$354	$345
Finance leases	Premises and equipment	9	7
Total lease assets		$363	$352
Lease liabilities:
Operating leases	Other liabilities	$396	$352
Finance leases	Other borrowings	9	7
Total lease liabilities		$405	$359
Weighted-average remaining lease terms:
Operating leases		8.1 years	9.6 years
Finance leases		15.4 years	4.1 years
Weighted-average discount rate:
Operating leases		2.70%	2.19%
Finance leases		3.52	2.34

Schedule of Net Lease Cost
The following table presents components of lease cost:

Components of Net Lease Cost

dollars in millions		Year Ended December 31,
	Classification	2023	2022	2021
Operating lease cost (1)	Occupancy Expense	$64	$58	$14
Finance lease ROU asset amortization	Equipment expense	2	2	2
Variable lease cost (2)	Occupancy Expense	25	12	3
Sublease income	Occupancy Expense	(3)	(2)	—
Net lease cost (1), (2)		$88	$70	$19
(1) In addition, approximately $34 million and $6 million related to subleases or closures of leased real estate were included in acquisition-related expenses in the Consolidated Statements of Income for the years ended December 31, 2023 and December 31, 2022, respectively.
(2) Includes short-term lease cost, which is not significant.

Schedule of Supplemental Cash Flow Information
The following table presents supplemental cash flow information related to leases:

Supplemental Cash Flow Information

dollars in millions	Year Ended December 31,
	2023	2022	2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$63	$54	$13
Operating cash flows from finance leases	—	—	—
Financing cash flows from finance leases	2	2	2
ROU assets obtained in exchange for new operating lease liabilities (1)	69	19	7
ROU assets obtained in exchange for new finance lease liabilities	4	5	—
(1) Net of lease modification events, which resulted in a decrease of $11 million in lease liabilities and ROU assets for the year ended December 31, 2023. Reductions for lease modifications were not significant for the year ended December 31, 2022.

Schedule of Operating Lease Liability Maturities
The following table presents lease liability maturities at December 31, 2023:

Maturity of Lease Liabilities

dollars in millions	Operating Leases	Finance Leases	Total
2024	$65	$2	$67
2025	67	2	69
2026	62	2	64
2027	52	1	53
2028	38	—	38
Thereafter	155	6	161
Total undiscounted lease payments	$439	$13	$452
Difference between undiscounted cash flows and discounted cash flows	43	4	47
Lease liabilities, at present value	$396	$9	$405

Schedule of Finance Lease Liability Maturities
The following table presents lease liability maturities at December 31, 2023:

Maturity of Lease Liabilities

dollars in millions	Operating Leases	Finance Leases	Total
2024	$65	$2	$67
2025	67	2	69
2026	62	2	64
2027	52	1	53
2028	38	—	38
Thereafter	155	6	161
Total undiscounted lease payments	$439	$13	$452
Difference between undiscounted cash flows and discounted cash flows	43	4	47
Lease liabilities, at present value	$396	$9	$405

Schedule of Net Book Value of Assets Subject to Leases
The following table provides the net book value of operating lease equipment (net of accumulated depreciation of $658 million at December 31, 2023 and $296 million at December 31, 2022) by equipment type.

Operating Lease Equipment

dollars in millions	December 31, 2023	December 31, 2022
Railcars and locomotives(1)	$7,966	$7,433
Other equipment	780	723
Total(1)	$8,746	$8,156
(1) Includes off-lease rail equipment of $253 million at December 31, 2023 and $457 million at December 31, 2022.

Schedule of Net Investment In Finance Leases
The following table presents the components of the finance lease net investment on a discounted basis:

Components of Net Investment in Finance Leases

dollars in millions	December 31, 2023	December 31, 2022
Lease receivables	$1,780	$1,786
Unguaranteed residual assets	262	317
Total net investment in finance leases	2,042	2,103
Leveraged lease net investment(1)	13	68
Total	$2,055	$2,171
(1) Leveraged leases are reported net of non-recourse debt of $5 million at December 31, 2023 and $11 million at December 31, 2022. Our leveraged lease arrangements commenced before the ASC 842, Leases, effective date of January 1, 2019, and continue to be reported under the leveraged lease accounting model. ASC 842 eliminated leveraged lease accounting for new leases and for existing leases modified on or after the standard’s effective date.

Schedule of Operating Lease Income
The table that follows presents lease income related to BancShares’ operating and finance leases:

Lease Income

dollars in millions	Year Ended December 31,
	2023	2022	2021
Lease income – Operating leases	$895	$796	$—
Variable lease income – Operating leases (1)	76	68	—
Rental income on operating leases	971	864	—
Interest income - Sales type and direct financing leases	171	169	18
Variable lease income included in Other noninterest income (2)	59	51	—
Interest income - Leveraged leases	12	20	—
Total lease income	$1,213	$1,104	$18
(1)     Primarily includes per diem railcar operating lease rental income earned on a time or mileage usage basis.
(2) Includes leased equipment property tax reimbursements due from customers of $17 million for the years ended December 31, 2023 and 2022, and revenue related to insurance coverage on leased equipment of $42 million and $33 million for the years ended December 31, 2023 and 2022, respectively. There was no revenue related to property tax reimbursements due from customers or insurance coverage on leased equipment during 2021.

Schedule of Maturity Analysis of Operating Lease Payments
The following tables present lease payments due on non-cancellable operating leases and lease receivables due on finance leases at December 31, 2023. Excluded from these tables are variable lease payments, including rentals calculated based on asset usage levels, rentals from future renewal and re-leasing activity, and expected sales proceeds from remarketing equipment at lease expiration, all of which are components of lease profitability.

Maturity Analysis of Operating Lease Payments

dollars in millions
2024	$786
2025	609
2026	449
2027	316
2028	189
Thereafter	408
Total	$2,757

Schedule of Maturity Analysis of Sales-type and Direct Financing Leases
Maturity Analysis of Lease Receivable Payments - Sales Type and Direct Financing Leases

dollars in millions
2024	$793
2025	579
2026	360
2027	198
2028	79
Thereafter	26
Total undiscounted lease receivables	$2,035
Difference between undiscounted cash flows and discounted cash flows	255
Lease receivables, at present value	$1,780